Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended		15 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Allowance for doubtful accounts receivable		$ 0	$ 0	$ 0
Vessels Scrap Value Per Lightweight Ton	$0.30			$0.39
Change in accounting estimate financial effect

The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 "Accounting Changes and Error Corrections", was to decrease net loss for the year ended December 31, 2012 by $929 or $0.02 per weighted average number of shares , both basic and diluted.

Change in accounting estimate effect on depreciation		$ 3,787
Change in accounting estimate effect on depreciation per weighted average number of shares		$ 0.07
Vessels depreciation method		straight-line basis
Crude and Product Oil Carriers
Useful Lives		25 years
LNG Carrier
Useful Lives		40 years